Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2014
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND
Central Index Key	dei_EntityCentralIndexKey	0001417386
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 27, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jan. 28, 2015
Prospectus Date	rr_ProspectusDate	Jan. 28, 2015